Lease Arrangements - Summary of Lease Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Lease liabilities [abstract]
Current	$ 809,536	$ 29,183	$ 774,444
Non-current	$ 6,590,348	$ 237,576	$ 5,101,386